Stockholders' Deficit - Warrants (Details) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 15, 2006
Warrants, exercise price	$ 0.01		$ 0.01
Humacyte, Inc.
Warrants to purchase shares of common stock		1,095,616		125,520
Warrants, exercise price		$ 2.699		$ 0.30
Warrants to purchase shares of common stock exercisable upon funding of an additional loan advance		469,550